Related Party Balances and Transactions (Details) - Schedule of Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Due from Related Parties [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	$ 39,582	$ 69,038
Due from Related Parties [Member] | Yongbao Insurance Agency Co., Ltd. and subsidiaries [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Common shareholder
Amount due from related parties, Nature	Inter-transaction
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 507	5,800
Amount due to related parties, Relationship	Common shareholder
Amount due to related parties, Nature	Inter-transaction
Amount due to related parties, Repayment terms	Repayment in demand
Due from Related Parties [Member] | Wang Yaxian [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 3,550	3,550
Amount due to related parties, Relationship	Shareholder of the Company
Amount due to related parties, Nature	Other receivables
Amount due to related parties, Repayment terms	Repayment in demand
Due from Related Parties [Member] | Feng Weidong [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	CTO of the Company
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 3,550	3,550
Amount due to related parties, Relationship	CTO of the Company
Amount due to related parties, Nature	Other receivables
Amount due to related parties, Repayment terms	Repayment in demand
Due from Related Parties [Member] | Wu Xianlong [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Director of a subsidiary
Amount due from related parties, Nature	Account receivables & Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 1,900	1,900
Amount due to related parties, Relationship	Director of a subsidiary
Amount due to related parties, Nature	Account receivables & Other receivables
Amount due to related parties, Repayment terms	Repayment in demand
Due from Related Parties [Member] | Qingdao SOS Industry Holding Co,, Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Related Party
Amount due from related parties, Nature	Other receivables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due from related parties	$ 30,075	54,238
Amount due to related parties, Relationship	Related Party
Amount due to related parties, Nature	Other receivables
Amount due to related parties, Repayment terms	Repayment in demand
Due to Related Parties [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties	$ 1,641	643
Due to Related Parties [Member] | Qingdao SOS Industry Holding Co,, Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Related Party
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due to related parties, Relationship	Related Party
Amount due to related parties, Nature	Other payables
Amount due to related parties, Repayment terms	Repayment in demand
Amount due to related parties	$ 607	607
Due to Related Parties [Member] | Wang Yilin [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Director of China SOS
Amount due from related parties, Nature	Account payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due to related parties, Relationship	Director of China SOS
Amount due to related parties, Nature	Account payables
Amount due to related parties, Repayment terms	Repayment in demand
Amount due to related parties	$ 1	3
Due to Related Parties [Member] | Wu Wenbin [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Non-executive director
Amount due from related parties, Nature	Account payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due to related parties, Relationship	Non-executive director
Amount due to related parties, Nature	Account payables
Amount due to related parties, Repayment terms	Repayment in demand
Amount due to related parties	$ 25	25
Due to Related Parties [Member] | Li Sing Leung [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	CFO of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due to related parties, Relationship	CFO of the Company
Amount due to related parties, Nature	Other payables
Amount due to related parties, Repayment terms	Repayment in demand
Amount due to related parties	$ 8	8
Due to Related Parties [Member] | Wang Yaxian [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, Relationship	Shareholder of the Company
Amount due from related parties, Nature	Other payables
Amount due from related parties, Repayment terms	Repayment in demand
Amount due to related parties, Relationship	Shareholder of the Company
Amount due to related parties, Nature	Other payables
Amount due to related parties, Repayment terms	Repayment in demand
Amount due to related parties	$ 1,000